NetIncome (Loss) Per Common and Common Equivalent Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Calculation of Basic and Diluted EPS
	Fiscal Quarters Ended		Six Month Periods Ended
	June 30,	July 2,	June 30,	July 2,
	2012	2011	2012	2011
	------------	------------	------------	------------
Basic EPS Computation:
Numerator:
Net income (loss)	$(372,724)	$13,183	$(907,059)	$29,326
Denominator:
Weighted average
Common shares
Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Basic EPS	$(0.03)	$0.00	$(0.07)	$0.00
Diluted EPS Computation:
Numerator:
Net income (loss)	$(372,724)	$13,183	$(907,059)	$29,326
Denominator:
Weighted average
Common shares
Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Dilutive effect of stock options	—	490,722	—	478,448
Total Shares	12,869,483	13,229,112	12,867,571	13,204,616
Diluted EPS	$(0.03)	$0.00	$(0.07)	$0.00